Goodwill, Intangible and Long-Lived Assets	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL, INTANGIBLE AND LONG-LIVED ASSETS
GOODWILL, INTANGIBLE AND LONG-LIVED ASSETS
In accordance with the Property, Plant and Equipment Topic of the ASC, whenever events or changes in circumstances indicate that the carrying value of long-lived assets may not be recoverable or the useful life may have changed, impairment tests are to be performed. Undiscounted cash flows are to be used to calculate the recoverable value of long-lived assets to determine if such assets are impaired. Where impairment is identified, a valuation model, incorporating discount rates commensurate with the risks involved for each group of assets, is to be used to determine the fair value for the assets to measure any potential impairment. No material impairments were recorded in 2018, 2017 or 2016.
The Company recorded goodwill of $5.9 billion, finite-lived intangibles of $4.9 billion and indefinite-lived trademarks of $614.3 million in connection with the Acquisition. See Note 4.
In accordance with the Goodwill and Other Intangibles Topic of the ASC, goodwill and indefinite-lived intangible assets are tested for impairment annually, and interim impairment tests are performed whenever an event occurs or circumstances change that indicate an impairment has more likely than not occurred. October 1 has been established for the annual impairment review. At the time of impairment testing, values are estimated separately for goodwill and trademarks with indefinite lives using a valuation model, incorporating discount rates commensurate with the risks involved for each group of assets. An optional qualitative assessment may alleviate the need to perform the quantitative goodwill impairment test when impairment is unlikely.
The annual impairment review performed as of October 1, 2018 did not result in any goodwill or trademark impairment. The annual impairment review performed as of October 1, 2017 resulted in trademark impairment of $2,022 in The Americas Group related to lower than anticipated sales of an acquired brand and no goodwill impairment. The annual impairment review performed as of October 1, 2016 resulted in goodwill and trademark impairment in The Americas Group of $10,455 and $233, respectively.

A summary of changes in the Company’s carrying value of goodwill by Reportable Segment is as follows:

Goodwill	The Americas Group	Consumer Brands Group	Performance Coatings Group	Consolidated Totals
Balance at January 1, 2016 (1)	$295,052	$701,071	$147,210	$1,143,333
Impairment charged to operations	(10,455)			(10,455)
Currency and other adjustments	813	(1,197)	(5,602)	(5,986)
Balance at December 31, 2016 (2)	285,410	699,874	141,608	1,126,892
Acquisition	2,276,127	1,473,239	1,925,878	5,675,244
Currency and other adjustments	(5,928)	60,128	(41,991)	12,209
Balance at December 31, 2017 (2)	2,555,609	2,233,241	2,025,495	6,814,345
Acquisition adjustments	(273,922)	(413,248)	900,764	213,594
Currency and other adjustments	(25,133)	(66,124)	20,020	(71,237)
Balance at December 31, 2018 (2)	$2,256,554	$1,753,869	$2,946,279	$6,956,702

(1)	Net of accumulated impairment losses of $8,904 ($8,113 in the Consumer Brands Group and $791 in the Performance Coatings Group).

(2)	Net of accumulated impairment losses of $19,359 ($10,455 in The Americas Group, $8,113 in the Consumer Brands Group and $791 in the Performance Coatings Group).

A summary of the Company’s carrying value of intangible assets is as follows:

	Finite-Lived Intangible Assets					Trademarks With Indefinite Lives	Total Intangible Assets
	Software	Customer Relationships	Intellectual Property	All Other	Subtotal
December 31, 2018
Weighted-average amortization period	7 years	15 years	20 years	13 years	17 years
Gross	$165,198	$3,103,665	$1,730,337	$315,008	$5,314,208
Accumulated amortization	(127,303)	(326,333)	(136,985)	(256,155)	(846,776)
Net value	$37,895	$2,777,332	$1,593,352	$58,853	$4,467,432	$734,147	$5,201,579

December 31, 2017
Weighted-average amortization period	7 years	15 years	20 years	13 years	17 years
Gross	$165,019	$3,361,675	$1,774,000	$329,440	$5,630,134
Accumulated amortization	(116,621)	(129,568)	(51,742)	(257,506)	(555,437)
Net value	$48,398	$3,232,107	$1,722,258	$71,934	$5,074,697	$927,664	$6,002,361

December 31, 2016
Weighted-average amortization period	7 years			11 years	10 years
Gross	$144,557			$313,613	$458,170
Accumulated amortization	(103,735)			(240,217)	(343,952)
Net value	$40,822	$—	$—	$73,396	$114,218	$140,792	$255,010

Amortization of finite-lived intangible assets is estimated as follows for the next five years: $306,227 in 2019, $305,820 in 2020, $303,348 in 2021, $302,359 in 2022 and $298,047 in 2023.